1. Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Number of Options
Number of Options Outstanding, Beginning	3,630
Number of Options Granted	0
Number of Options Expired	0
Number of Options Forfeited	0
Number of Options Exercised	(3,630)
Number of Options Outstanding, Ending	0
Exercisable, December 31, 2014	0
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 10.31
Weighted Average Exercise Price Granted	$ 0.00
Weighted Average Exercise Price Expired	$ 0.00
Weighted Average Exercise Price Forfeited	$ 0.00
Weighted Average Exercise Price Exercised	$ 10.31
Weighted Average Exercise Price Outstanding, Ending	$ 0.00
Weighted Average Exercise Price Exercisable, December 31, 2014	$ 0.00
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Term (in years) Outstanding	0 years
Weighted Average Remaining Contractual Term (in years) Exercisable, December 31, 2014	0 years
Aggregate Intrinsic Value
Options Outstanding, Intrinsic Value, December 31, 2014	$ 0
Options Exercisable, Intrinsic Value, December 31, 2014	$ 0